11. Other payables and accrued expenses	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 ZHEJIANG TIANLAN	Dec. 31, 2013 ZHEJIANG JIAHUAN
Other payables and accrued expenses	Other payables and accrued expenses mainly represent deposits received from customers and accruals for operating expenses.	Other payables and accrued expenses mainly represent deposits received from customers and accruals for operating expenses.	Other payables and accrued expenses mainly represent deposits received from customers and accruals for operating expenses.